Long-Term Debt	12 Months Ended
Dec. 31, 2020
Trade and other non-current payables [abstract]
Long-Term Debt
	December 31,	December 31,
	2020	2019
	$’000	$’000
Loan to related party secured by a letter of guarantee from the Company, at 5% interest per annum, due 2022 (note 20) (1)	$13,961	$7,908

Loan to related party secured by assets of the Company payable 5.75% interest per annum, due 2022	448	512

Acquired in reverse acquisition. Unsecured loan payable to related party at 8% interest per annum, due 2022 (note 20 and 25)	-	990

Acquired in reverse acquisition. Unsecured loan payable to related party at 8% interest per annum, due 2021 (note 20 and 25)	-	826

Acquired in reverse acquisition. Unsecured loan payable to related party at 7% interest per annum, due 2021 (note 20 and 25)	-	1,038

Accrued interest on debt	848	946
	$15,257	$12,220
Less current portion	(340)	(200)
	$14,917	$12,020

(1)	On November 16, 2020, the maturity of the loan was extended from March 31, 2021 to December 31, 2022. All other terms of the loan remain unchanged.

Principal payments on long-term debts are due as followed:

Year ending December 31,
2021	340
2022	14,917